Transactions with related parties and affiliated entities - Disclosure of transactions between related parties explanatory (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income (expenses)
Interest and similar income	S/ 6,888,377,000	S/ 7,029,391,000	S/ 7,120,411,000
Interest and similar expenses	(2,258,971,000)	(2,480,270,000)	(2,592,366,000)
Administrative expenses	(1,436,828,000)	(1,336,954,000)	(1,288,862,000)
Loss on sale		(3,176,000)
Others, net	2,417,507,000	1,934,554,000	1,736,277,000
Related parties [member]
Income (expenses)
Interest and similar income	138,448,000	117,713,000	95,604,000
Rental income	37,685,000	28,833,000	25,532,000
Valuation of financial derivative instruments			106,000
Interest and similar expenses	(25,449,000)	(32,031,000)	(39,749,000)
Administrative expenses	(42,530,000)	(45,320,000)	(39,897,000)
Loss on sale		(3,176,000)
Others, net	S/ 65,219,000	S/ 61,889,000	S/ 63,626,000